Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000124376 [Member] | United States Treasury Bond 4 12 8 15 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000124376 [Member] | United States Treasury Bond 4 50 2 15 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000124376 [Member] | United States Treasury Note 4 25 6 30 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000124376 [Member] | Goldman Sachs Group Inc 5 05 7 23 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000124376 [Member] | Verizon Communications Inc 4 02 12 3 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000124376 [Member] | Bank of America Corp 2 97 2 4 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000124376 [Member] | Verizon Communications Inc 3 50 6 28 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000124376 [Member] | JPMorgan Chase And Co 5 35 6 1 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000124376 [Member] | Morgan Stanley 6 63 11 1 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000124376 [Member] | Fortress Credit Opportunities CLO Ltd Series 2017 9A Class A1TR 6 47 10 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000124376 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000124376 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000124376 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000124376 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000124376 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000124376 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000124376 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000124376 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000124376 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000124376 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000124376 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000124376 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000124376 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000124376 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.30%
C000124376 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000124376 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000124376 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000124376 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000124377 [Member] | United States Treasury Bond 4 12 8 15 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000124377 [Member] | United States Treasury Bond 4 50 2 15 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000124377 [Member] | United States Treasury Note 4 25 6 30 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000124377 [Member] | Goldman Sachs Group Inc 5 05 7 23 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000124377 [Member] | Verizon Communications Inc 4 02 12 3 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000124377 [Member] | Bank of America Corp 2 97 2 4 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000124377 [Member] | Verizon Communications Inc 3 50 6 28 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000124377 [Member] | JPMorgan Chase And Co 5 35 6 1 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000124377 [Member] | Morgan Stanley 6 63 11 1 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000124377 [Member] | Fortress Credit Opportunities CLO Ltd Series 2017 9A Class A1TR 6 47 10 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000124377 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000124377 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000124377 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000124377 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000124377 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000124377 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000124377 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000124377 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000124377 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000124377 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000124377 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000124377 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000124377 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000124377 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.30%
C000124377 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000124377 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000124377 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000124377 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000124378 [Member] | United States Treasury Bond 4 12 8 15 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000124378 [Member] | United States Treasury Bond 4 50 2 15 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000124378 [Member] | United States Treasury Note 4 25 6 30 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000124378 [Member] | Goldman Sachs Group Inc 5 05 7 23 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000124378 [Member] | Verizon Communications Inc 4 02 12 3 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000124378 [Member] | Bank of America Corp 2 97 2 4 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000124378 [Member] | Verizon Communications Inc 3 50 6 28 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000124378 [Member] | JPMorgan Chase And Co 5 35 6 1 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000124378 [Member] | Morgan Stanley 6 63 11 1 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000124378 [Member] | Fortress Credit Opportunities CLO Ltd Series 2017 9A Class A1TR 6 47 10 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000124378 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000124378 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000124378 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000124378 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000124378 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000124378 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000124378 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000124378 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000124378 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000124378 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000124378 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000124378 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000124378 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000124378 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.30%
C000124378 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000124378 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000124378 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000124378 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000195054 [Member] | United States Treasury Bond 4 12 8 15 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195054 [Member] | United States Treasury Bond 4 50 2 15 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000195054 [Member] | United States Treasury Note 4 25 6 30 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000195054 [Member] | Goldman Sachs Group Inc 5 05 7 23 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000195054 [Member] | Verizon Communications Inc 4 02 12 3 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000195054 [Member] | Bank of America Corp 2 97 2 4 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000195054 [Member] | Verizon Communications Inc 3 50 6 28 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000195054 [Member] | JPMorgan Chase And Co 5 35 6 1 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000195054 [Member] | Morgan Stanley 6 63 11 1 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000195054 [Member] | Fortress Credit Opportunities CLO Ltd Series 2017 9A Class A1TR 6 47 10 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000195054 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000195054 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000195054 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000195054 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000195054 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000195054 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000195054 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000195054 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000195054 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000195054 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000195054 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000195054 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000195054 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000195054 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.30%
C000195054 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000195054 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000195054 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000195054 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000142996 [Member] | United States Treasury Note 4 62 9 15 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000142996 [Member] | United States Treasury Note 4 37 11 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000142996 [Member] | United States Treasury Note 4 25 3 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000142996 [Member] | United States Treasury Note 2 75 2 28 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000142996 [Member] | United States Treasury Note 4 13 9 30 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000142996 [Member] | United States Treasury Note 4 25 2 28 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000142996 [Member] | United States Treasury Note 3 50 9 15 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000142996 [Member] | United States Treasury Note 4 00 2 29 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000142996 [Member] | United States Treasury Note 4 00 1 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000142996 [Member] | United States Treasury Note 4 00 7 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000142996 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000142996 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000142996 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000142996 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000142996 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000142996 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000142996 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000142996 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000142996 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000142996 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000142996 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000142996 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000142996 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000142996 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000142996 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000142996 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000142996 [Member] | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000142996 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000142996 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000142997 [Member] | United States Treasury Note 4 62 9 15 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000142997 [Member] | United States Treasury Note 4 37 11 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000142997 [Member] | United States Treasury Note 4 25 3 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000142997 [Member] | United States Treasury Note 2 75 2 28 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000142997 [Member] | United States Treasury Note 4 13 9 30 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000142997 [Member] | United States Treasury Note 4 25 2 28 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000142997 [Member] | United States Treasury Note 3 50 9 15 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000142997 [Member] | United States Treasury Note 4 00 2 29 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000142997 [Member] | United States Treasury Note 4 00 1 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000142997 [Member] | United States Treasury Note 4 00 7 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000142997 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000142997 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000142997 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000142997 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000142997 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000142997 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000142997 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000142997 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000142997 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000142997 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000142997 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000142997 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000142997 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000142997 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000142997 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000142997 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000142997 [Member] | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000142997 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000142997 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000142998 [Member] | United States Treasury Note 4 62 9 15 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000142998 [Member] | United States Treasury Note 4 37 11 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000142998 [Member] | United States Treasury Note 4 25 3 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000142998 [Member] | United States Treasury Note 2 75 2 28 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000142998 [Member] | United States Treasury Note 4 13 9 30 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000142998 [Member] | United States Treasury Note 4 25 2 28 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000142998 [Member] | United States Treasury Note 3 50 9 15 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000142998 [Member] | United States Treasury Note 4 00 2 29 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000142998 [Member] | United States Treasury Note 4 00 1 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000142998 [Member] | United States Treasury Note 4 00 7 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000142998 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000142998 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000142998 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000142998 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000142998 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000142998 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000142998 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000142998 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000142998 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000142998 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000142998 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000142998 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000142998 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000142998 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000142998 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000142998 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000142998 [Member] | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000142998 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000142998 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%